Income Taxes - Summary of the Changes in the Deferred Tax Asset Valuation Allowance (Details) - SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at the beginning of the period	$ (88,980)	$ (78,025)	$ (79,740)
Additions charged to costs and expenses	(2,463)	(11,527)	(5,375)
Additions or reductions charged to other accounts	43,418	0	(197)
Reductions charged to costs and expenses	9,847	572	7,287
Balance at end of the period	$ (38,178)	$ (88,980)	$ (78,025)